FINANCIAL INSTRUMENTS - Schedule of Level 3 Fair Values for the Convertible Loan (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
Liability
Expected life of the warrants	$ 182,183
Expected life of the warrants	$ 174,277
Level 3 Fair Value [Member] | 2024 Warrant liabilities [Member]
Liability
Warrant Liabilities, Valuation technique	Black-Scholes Model / Monte Carlo Simulation: The valuation model considers factors such as stock price, volatility, risk-free rate, and time to expiration to determine the fair value of the warrants.
Warrant Liabilities, Significant unobservable inputs	- Expected stock price volatility, assessed at 58.86%, 116.79% and 125.93% based on peer Companies, historical trends and market conditions as of issuance date, December 31, 2024 and December 31, 2025, respectively. - Risk-free interest rate of 4.787% , 4.220% and 3.550%, based on government bond yields as of issuance date and December 31, 2024, respectively. - Expected life of the warrants, estimated at 3 years, 2.31 years and 1.31 years as of issuance date, December 31, 2024 and December 31, 2025, respectively.
Warrant Liabilities, Inter-relationship between significant unobservable inputs	Changes in stock price volatility, risk-free rate, or expected life will impact the fair value of warrant liabilities, leading to fluctuations in financial statements.
Expected life of the warrants	$ 183
Expected life of the warrants	$ 277
Level 3 Fair Value [Member] | 2025 Warrant liabilities [Member]
Liability
Warrant Liabilities, Valuation technique	Black-Scholes Model / Monte Carlo Simulation: The valuation model considers factors such as stock price, volatility, risk-free rate, and time to expiration to determine the fair value of the warrants.
Warrant Liabilities, Significant unobservable inputs	- Expected stock price volatility, assessed at 92.90% and 92.30% based on peer Companies, historical trends and market conditions as of issuance date and December 31, 2025 respectively. - Risk-free interest rate of 3.500% and 3.568%, based on government bond yields as of issuance date and December 31, 2024, respectively. - Expected life of the warrants, estimated at 3.5 years and 3.2 years as of issuance date and December 31, 2024, respectively.
Warrant Liabilities, Inter-relationship between significant unobservable inputs	Changes in stock price volatility, risk-free rate, or expected life will impact the fair value of warrant liabilities, leading to fluctuations in financial statements.
Expected life of the warrants	$ 182,000
Expected life of the warrants	$ 174,000